Equity - Summary of Treasury Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	265,883	265,883	145,883
Addition			120,000
Decrease	0	0	0
Ending balance	265,883	265,883	265,883
Shares held by subsidiaries [member]
Beginning balance	145,883	145,883	145,883
Decrease	0	0	0
Ending balance	145,883	145,883	145,883
Shares reserved for bonds conversion [member]
Beginning balance	120,000	120,000
Addition			120,000
Decrease	0	0	0
Ending balance	120,000	120,000	120,000